Fair value measurements (Tables)	12 Months Ended
Dec. 31, 2024
Fair Value Disclosures [Abstract]
Schedule of Financial assets and liabilities measured at fair value
During the year ended December 31, 2024 and December 31, 2023, there were no transfers between Level 1 and Level 2 or Level 2 and Level 3.

	December 31, 2024				December 31, 2023
	Fair value			Total carrying amount / fair value	Fair value			Total carrying amount / fair value
	Level 1	Level 2	Level 3		Level 1	Level 2	Level 3

Items that are recognized at fair value on a recurring basis:
Financial assets
Available-for-sale investments
US government and federal agencies	991,357	1,172,262	—	2,163,619	715,965	847,820	—	1,563,785
Non-US governments debt securities	93,468	—	—	93,468	250,177	—	—	250,177
Asset-backed securities - Student loans	—	40	—	40	—	40	—	40
Residential mortgage-backed securities	—	15,359	—	15,359	—	17,127	—	17,127
Total available-for-sale	1,084,825	1,187,661	—	2,272,486	966,142	864,987	—	1,831,129

Other assets - Derivatives	—	35,478	—	35,478	—	2,342	—	2,342

Financial liabilities
Other liabilities - Derivatives	—	2,039	—	2,039	—	13,971	—	13,971

Schedule of level 3 reconciliation
The table below summarizes realized and unrealized gains and losses for Level 3 assets still held at the reporting date.

	December 31, 2024	December 31, 2023	December 31, 2022
	Available- for-sale investments	Available- for-sale investments	Available- for-sale investments
Carrying amount at beginning of year	—	—	13,174
Proceeds from sales, paydowns and maturities	—	—	(7,631)
Change in unrealized gains (losses) recognized in other comprehensive income	—	—	102
Realized and unrealized gains recognized in net income	—	—	(19)
Transfers in (out of) Level 3 out of (into) Level 2 - AFS	—	—	(5,626)
Carrying amount at end of year	—	—	—
Cumulative gain (loss) recognized in other comprehensive income	—	—	(14)

Items other than those recognized at fair value on a recurring basis

Items Other Than Those Recognized at Fair Value on a Recurring Basis:
		December 31, 2024			December 31, 2023
	Level	Carrying amount	Fair value	Appreciation / (depreciation)	Carrying amount	Fair value	Appreciation / (depreciation)
Financial assets
Cash and cash equivalents	Level 1	1,998,112	1,998,112	—	1,646,648	1,646,648	—
Securities purchased under agreements to resell	Level 2	1,205,373	1,205,373	—	187,274	187,274	—
Short-term investments	Level 1	580,026	580,026	—	1,038,037	1,038,037	—
Investments held-to-maturity	Level 2	3,240,290	2,671,040	(569,250)	3,461,097	2,976,709	(484,388)
Loans, net of allowance for credit losses	Level 2	4,473,591	4,433,872	(39,719)	4,745,849	4,700,532	(45,317)
Other real estate owned¹	Level 2	—	—	—	450	450	—

Financial liabilities
Term deposits	Level 2	4,478,257	4,482,978	(4,721)	3,727,794	3,732,610	(4,816)
Securities sold under agreements to repurchase	Level 2	92,562	92,562	—	—	—	—
Long-term debt	Level 2	98,725	98,361	364	98,490	96,145	2,345
¹ The current carrying value of OREO is adjusted to fair value only when there is devaluation below carrying value.